SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Millions, $ in Millions	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 HKD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Gradual increase in basis	1.00%		1.00%
pre-tax income			$ 309.6	$ 39.6
Gradual decrease in basis	1.00%	1.00%
Pre-tax loss	$ 346.8	$ 44.3
China, Yuan Renminbi
SIGNIFICANT ACCOUNTING POLICIES
Net assets	$ (2,378.5)		$ (1,894.9)			$ (2,374.8)
Estimated depreciation of renminbi against the U.S. dollar (as a percent)	10.00%		10.00%			10.00%	10.00%	10.00%
Appreciation in pre tax income		30.3		24.1	$ 30.5
Estimated appreciation of renminbi against the U.S. dollar (as a percent)	10.00%		10.00%			10.00%	10.00%	10.00%
Depreciation in pre tax income		30.3		$ 24.1	$ 30.5
Hong Kong, Dollars
SIGNIFICANT ACCOUNTING POLICIES
pre-tax income	$ 346.8
United States of America, Dollars
SIGNIFICANT ACCOUNTING POLICIES
pre-tax income		$ 44.3